January 24, 1996
VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:  RREEF  Securities  Fund,  Inc.
     File  Nos.  33-90762 and 811-9016.

Ladies and Gentlemen:

         Pursuant to Rule 497(j) the Securities Act of 1933, as amended, and on behalf of RReef Securities Fund, Inc. (the "Fund"), the undersigned certifies that (i) the form of the Fund's Prospectus dated August 1, 1995 (including a Supplement dated January 24, 1996) and Statement of Additional Information dated August 1, 1995 (including a Supplement dated January 24, 1996) that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment ("PEA") No. 1, the most recent amendment to the Registration Statement on Form N-1A; and (ii) the text of PEA No. 1 was filed electronically via EDGAR on January 23, 1996.

         Questions regarding this filing should be directed to the undersigned at (617) 330-6413 or, in her absence, to George Boyd, Esq. at (617) 330-6011.


                                                           Very truly yours,

                                                           /s/Susan C. Mosher
                                                           Susan C. Mosher, Esq.

cc:

G. Boyd
A. Don
J. Droeger
P. Ferkull
K. Redding
N. Schirmers